EXHIBIT 99.1
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Accrued Interest Date:                                                                                     Collection Period Ending:
27-Aug-07                                                                                                                  31-Aug-07
Distribution Date:                                BMW Vehicle Owner Trust 2006-A                                            Period #
25-Sep-07                                         ------------------------------                                                  12

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
Balances
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                                                                              Initial         Period End
     Receivables                                                       $1,153,770,268       $661,655,945
     Reserve Account                                                       $2,772,491         $2,772,491
     Yield Supplement Overcollateralization                               $44,773,894        $26,911,951
     Overcollateralization                                                       $374         $1,598,977
     Class A-1 Notes                                                     $323,000,000                 $0
     Class A-2 Notes                                                     $308,000,000       $155,149,017
     Class A-3 Notes                                                     $280,000,000       $280,000,000
     Class A-4 Notes                                                     $173,044,000       $173,044,000
     Class B Notes                                                        $24,952,000        $24,952,000

Current Collection Period
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     Beginning Receivables Outstanding                                   $697,953,912
     Collections
        Principal Collections
           Receipts of Scheduled Principal                                $21,927,315
           Receipts of Pre-Paid Principal                                 $13,021,229
           Liquidation Proceeds                                              $662,485
           Principal Balance Allocable to Gross Charge-offs                  $686,937
        Total Principal  Reduction                                        $36,297,967

        Interest Collections
           Receipts of Interest                                            $1,719,049
           Servicer Advances                                                   $3,081
           Reimbursement of Previous Servicer Advances
           Accrued Interest on Purchased Receivables                               $0
           Recoveries                                                        $169,796
           Net Investment Earnings                                            $12,432
        Total Interest Collections                                         $1,904,359

     Total Collections                                                    $37,515,389

     Ending Receivables Outstanding                                      $661,655,945

Servicer Advance Amounts
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     Beginning Period Unreimbursed Previous Servicer Advance               $1,442,636
     Current Period Servicer Advance                                           $3,081
     Current Reimbursement of Previous Servicer Advance                            $0
     Ending Period Unreimbursed Previous Servicer Advances                 $1,445,717

Collection Account
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     Deposits to Collection Account                                       $37,515,389

     Distribution Amounts Due
        Servicing Fees Due                                                   $581,628
        Class A Noteholder Interest Distribution Due                       $2,763,793
        First Priority Principal Distribution Due                          $7,511,073
        Class B Noteholder Interest Distribution Due                         $107,917
        Second Priority Principal Distribution Due                        $24,952,000
        Reserve Account Deposit Due                                                $0
        Regular Principal Distribution Due                                 $5,161,809
        Unpaid Trustee Fees Due                                                    $0

        Amounts Paid to the Servicer                                         $581,628
        Amounts Deposited into Note Distribution Account                  $36,933,761
        Amounts Deposited into Reserve Account                                     $0
        Excess Funds Released to Depositor                                         $0
     Total Distributions from Collection Account                          $37,515,389

Excess Funds Released to the Depositor
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        Release from Reserve Account                                               $0
        Release from Collection Account                                            $0
     Total Excess Funds Released to the Depositor                                  $0

Note Distribution Account
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     Amount Deposited from the Collection Account                         $36,933,761
     Interest Distribution to Noteholders                                  $2,871,711
     Principal Distribution to Noteholders                                $34,062,050
     Amount Deposited from the Reserve Account                                     $0
     Amount Paid to Noteholders                                           $36,933,761

Distributions
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     Interest Distributable Amount                                        Current Int         Per $1,000
     Class A-1 Notes                                                               $0              $0.00
     Class A-2 Notes                                                         $835,682              $4.42
     Class A-3 Notes                                                       $1,197,000              $4.28
     Class A-4 Notes                                                         $731,111              $4.23
     Class B Notes                                                           $107,917              $4.33

     Monthly Principal Distributable Amount                           Current Payment     Ending Balance    Per $1,000        Factor
     Class A-1 Notes                                                               $0                 $0         $0.00         0.00%
     Class A-2 Notes                                                      $34,062,050       $155,149,017       $110.59        50.37%
     Class A-3 Notes                                                               $0       $280,000,000         $0.00       100.00%
     Class A-4 Notes                                                               $0       $173,044,000         $0.00       100.00%
     Class B Notes                                                                 $0        $24,952,000         $0.00       100.00%

Carryover Shortfalls
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                                                                Prior Period Carryover   Current Payment    Per $1,000
     Class A-1 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-2 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-3 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-4 Interest Carryover Shortfall                                        $0                 $0            $0
     Class B Interest Carryover Shortfall                                          $0                 $0            $0


Receivables Data
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                                                                     Beginning Period      Ending Period
     Number of Contracts                                                       41,499             39,558
     Weighted Average Remaining Term                                            42.00              41.29
     Weighted Average Annual Percentage Rate                                    5.45%              5.45%

     Delinquencies Aging Profile End of Period                          Dollar Amount         Percentage
        Current                                                          $581,850,748             87.94%
        1-29 days                                                         $63,429,278              9.59%
        30-59 days                                                        $11,732,019              1.77%
        60-89 days                                                         $2,793,713              0.42%
        90-119 days                                                        $1,042,266              0.16%
        120-149 days                                                         $807,920              0.12%
        Total                                                            $661,655,945            100.00%
        Delinquent Receivables +30 days past due                          $16,375,918              2.47%


     Write-offs
        Gross Principal Write-Offs for Current Period                        $686,937
        Recoveries for Current Period                                        $169,796
        Net Write-Offs for Current Period                                    $517,141

        Cumulative Realized Losses                                         $4,410,359


     Repossessions                                                      Dollar Amount              Units
        Beginning Period Repossessed Receivables Balance                   $2,488,423                 83
        Ending Period Repossessed Receivables Balance                      $3,491,976                107
        Principal Balance of 90+ Day Repossessed Vehicles                    $257,257                  8



Yield Supplement Overcollateralization
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     Beginning Period Required Amount                                     $28,183,164
     Beginning Period Amount                                              $28,183,164
     Current Distribution Date Required Amount                            $26,911,951
     Current Period Release                                                $1,271,213
     Ending Period Amount                                                 $26,911,951
     Next Distribution Date Required Amount                               $25,677,937

Reserve Account
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     Beginning Period Required Amount                                      $2,772,491
     Beginning Period Amount                                               $2,772,491
     Net Investment Earnings                                                  $12,432
     Current Period Deposit Amount Due                                             $0
     Current Period Deposit Amount Paid From Collection Account                    $0
     Current Period Release to Note Distribution Account                           $0
     Ending Period Required Amount                                         $2,772,491
     Current Period Release to Depositor                                           $0
     Ending Period Amount                                                  $2,772,491


Overcollateralization
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     Beginning Period Amount                                               $2,563,681
     Ending Period Target Credit Enhancement OC Amount                     $5,161,809
     Ending Period Amount                                                  $1,598,977
     Current Period Release                                                  $964,704

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